Note 7 - Share-based Compensation - Stock Options and Warrants Granted to Non-employees for Services Outstanding (Details) - Stock Options and Warrants Nonemployees [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Warrants Issued (in shares)	1,026,017	301,094
Warrants Issued Weighted Average Exercise Price (in dollars per share)	$ 5.10	$ 3.90
Issued in Connection With Equity Offering [Member]
Warrants Issued (in shares)
Warrants Issued Weighted Average Exercise Price (in dollars per share)
Issued in Connection With Debt Agreement [Member]
Warrants Issued (in shares)	1,026,017	244,219
Warrants Issued Weighted Average Exercise Price (in dollars per share)	$ 5.10	$ 1.80
Warrants Issued for Services [Member]
Warrants Issued (in shares)		56,875
Warrants Issued Weighted Average Exercise Price (in dollars per share)		$ 12.96